CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2019	$ 9,733,139	$ 5,181,972	$ 277,893	$ 1,298,472	$ 24,044	$ 6,782,381	$ (17,244,980)	$ (729,460)
Number of shares outstanding at beginning of period at Dec. 31, 2019	28,518,446
Share issues
Shares issued for private placement	$ 283,277	223,080	0	0	0	223,080	0	506,357
Number of Shares issued for private placement	4,219,641
Share issue costs	$ (21,537)	0	0	0	0	0	0	(21,537)
Comprehensive loss	$ 0	0	0	0	(16,786)	(16,786)	(138,911)	(155,697)
Number of shares outstanding at end of period at Dec. 31, 2020	32,738,087
Equity at end of period at Dec. 31, 2020	$ 9,994,879	5,405,052	277,893	1,298,472	7,258	6,988,675	(17,383,891)	(400,337)
Share issues
Share issue costs	(392)	0	0	0	0	0	0	(392)
Comprehensive loss	$ 0	0	0	0	(8,111)	(8,111)	(5,997)	(14,108)
Number of shares outstanding at end of period at Dec. 31, 2021	32,738,087
Equity at end of period at Dec. 31, 2021	$ 9,994,487	5,405,052	277,893	1,298,472	(853)	6,980,564	(17,389,888)	(414,837)
Share issues
Shares issued for private placement	$ 695,475	554,525	0	0	0	554,525	0	1,250,000
Number of Shares issued for private placement	16,666,667
Share issue costs	$ (80,257)	0	19,841	0	0	19,841	0	(60,461)
Stock Issued During Period, Value, Other	$ 285,000	0	0	0	0	0	0	285,000
Stock Issued During Period, Shares, Other	3,800,000
Stock Issued During Period, Value, Acquisitions	$ 95,550	0	0	0	0	0	0	95,550
Stock Issued During Period, Shares, Acquisitions	1,470,000
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	$ 0	0	0	98,123	0	98,123	0	98,123
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Comprehensive loss	$ 0	0	0	0	(11,320)	(11,320)	(329,789)	(341,109)
Number of shares outstanding at end of period at Dec. 31, 2022	54,674,754
Equity at end of period at Dec. 31, 2022	$ 10,990,255	$ 5,959,577	$ 297,734	$ 1,396,595	$ (12,173)	$ 7,641,733	$ (17,719,677)	$ 912,311